COMMITMENTS AND CONTINGENCIES - Purchase commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
COMMITMENTS AND CONTINGENCIES
2020	$ 680
2021	558
2022	475
2023	340
2024	340
2025 and thereafter	3,074
Total	$ 5,467